(Basis of Fair Value Measurements on a Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interests in trade accounts receivable conduits	$ 0	$ 677
Debt securities	1,683	1,372
Gross	336	273
Long-term debt including debt due within one year	20,212	22,603
Gross	425	512
Government debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities	700	639
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities	983	733
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	566	2,280
Marketable securities	100	4
Interests in trade accounts receivable conduits	0	677
Equity securities	16	140
Total assets at fair value	2,701	4,746
Long-term debt including debt due within one year	20,212	22,603
Total liabilities at fair value	20,637	23,115
Fair Value, Measurements, Recurring | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	226	126
Gross	149	216
Fair Value, Measurements, Recurring | Commodities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	110	147
Gross	212	292
Fair Value, Measurements, Recurring | Interest rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	64	4
Fair Value, Measurements, Recurring | Government debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities	700	639
Fair Value, Measurements, Recurring | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities	983	733
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Items (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Marketable securities	0	0
Interests in trade accounts receivable conduits	0	0
Equity securities	16	88
Total assets at fair value	33	135
Long-term debt including debt due within one year	0	0
Total liabilities at fair value	23	31
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Items (Level 1) | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	0	0
Gross	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Items (Level 1) | Commodities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	17	47
Gross	23	31
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Items (Level 1) | Interest rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Items (Level 1) | Government debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Items (Level 1) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	566	2,280
Marketable securities	100	4
Interests in trade accounts receivable conduits	0	0
Equity securities	0	52
Total assets at fair value	2,668	3,934
Long-term debt including debt due within one year	20,212	22,603
Total liabilities at fair value	20,614	23,084
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	226	126
Gross	149	216
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Commodities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	93	100
Gross	189	261
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Interest rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	64	4
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Government debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities	700	639
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities	983	733
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Marketable securities	0	0
Interests in trade accounts receivable conduits	0	677
Equity securities	0	0
Total assets at fair value	0	677
Long-term debt including debt due within one year	0	0
Total liabilities at fair value	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	0	0
Gross	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Commodities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	0	0
Gross	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Interest rates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Government debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities	$ 0	$ 0